3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Net income	¥ 274,801	¥ (8,382)	¥ (12,270)
Weighted average number of common shares outstanding - Basic	48,604,738	47,271,473	47,113,656
Stock options	0	0	0
Weighted average number of common shares outstanding - Diluted	50,456,098	47,271,473	47,113,656
Earnings (loss) per share
Basic: Earnings (loss) Per Share	¥ 5.65	¥ (0.18)	¥ (0.26)
Diluted: Earnings (loss) Per Share	¥ 5.45	¥ (0.18)	¥ (0.26)